Other Non-current Assets	12 Months Ended
Dec. 31, 2013
Other Non-current Assets
Other Non-current Assets

12.                            Other Non-current Assets

As of December 31, 2012, other non-current assets of RMB89,648,135 represent the deposits of total contract amount of land use rights for the Company’s CPE and foam insulation plant. During the year ended December 31, 2013, the Company has obtained the legal ownership title of land use rights, the related deposit paid of RMB84,082,314 ($13,790,994) have been recognized as land use rights, the remaining RMB5,565,821($912,894) was refunded .